SCHEDULE OF LOSS BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before provision for income taxes	$ (1,397,892)	$ (1,205,342)	$ (3,736,193)	$ (8,171,232)